Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of the notional amount of off-balance sheet financial instruments
Loans in process and commitments	$ 15,247	$ 16,728
Interest rate swaps [Member]
Schedule of the notional amount of off-balance sheet financial instruments
Letters of credit	35,000	35,000
Interest rate caps [Member]
Schedule of the notional amount of off-balance sheet financial instruments
Letters of credit	170,000	200,000
Standby [Member]
Schedule of the notional amount of off-balance sheet financial instruments
Letters of credit	15,423	14,461
Commercial [Member]
Schedule of the notional amount of off-balance sheet financial instruments
Lines of credit (unfunded)	21,544	22,312
Consumer [Member]
Schedule of the notional amount of off-balance sheet financial instruments
Lines of credit (unfunded)	51,375	51,145
Fixed interest rate [Member]
Schedule of the notional amount of off-balance sheet financial instruments
Loans in process and commitments	18,732	25,487
Variable interest rate [Member]
Schedule of the notional amount of off-balance sheet financial instruments
Loans in process and commitments	$ 13,617	$ 16,585